Group income statement (Parenthetical) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Borrowing costs capitalised	$ 175	$ 166
PLC And Limited
Earnings per share [line items]
Weighted average number of ordinary shares outstanding (in shares)	1,617.3	1,635.6
Rio Tinto Plc
Earnings per share [line items]
Weighted average number of ordinary shares outstanding (in shares)	1,246.5	1,265.1
Rio Tinto Limited
Earnings per share [line items]
Weighted average number of ordinary shares outstanding (in shares)	370.8	370.5